EMPLOYEE BENEFIT PLANS - Defined Contribution Plans (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Suzano Prev pension plan
Defined contribution plans
Employer contributions	R$ 3,505	R$ 5,993
FUNSEJEM
Defined contribution plans
Employer contributions	R$ 4,363	R$ 9,920